Related party transactions - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and benefits	$ 2,943	$ 3,291
Share-based payments	2,413	1,096
Total compensation	$ 5,356	$ 4,387